Employee compensation (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Stock-based compensation and related costs
Share-based compensation and related costs were included in the following expenses:

	2022	2021
	$	$

Direct cost of revenues	6,345	3,231
General and administrative	26,377	11,123
Research and development	29,705	10,941
Sales and marketing	46,639	19,460

Total share-based compensation and related costs	109,066	44,755